NOTE 24. BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2021
NOTE 24. BUSINESS COMBINATIONS

NOTE 24. BUSINESS COMBINATIONS

(a)       Disposal of subsidiaries

During the year ended December 31, 2021, the Group disposed 6 subsidiaries namely: GOXD International Limited, Colour Investment Limited, Cystar International Limited, Cystar (Shenzhen) Limited, Binario Limited and Digital Media Technology Limited. In 2020, the Company disposed of its subsidiaries Marvel Digital Limited and its subsidiaries. The detail of the net gain / (loss) on the disposals during the year are set out below:

	2021	2020	2019
	A$	A$	A$

Total disposal consideration	538	25,129	-

Carrying amount of net asset sold (note(i) below)	270,908	(230,294)	-
Gain on sales before income tax and reclassification of foreign currency translation reserve	(270,370)	255,423	-
Reclassification of foreign currency transaction reserve	645,399	(26,871)	-
Non-controlling interest	1,623,240	(257,542)	-
Gain/ (loss) on disposal after income tax	1,998,269	(28,990)	-

(i)       Net assets disposed of:

	2021	2020	2019
	A$	A$	A$

Plant and equipment	164,829	284,240	-
Development projects	-	2,864,052	-
Intangible assets	-	4,790,784	-
Right of use assets	-	865,996	-
Cash and bank balances	32,927	99,061	-
Inventories	208,737	400,806	-
Trade and others receivable	689,336	603,923	-
Other deposit and prepayment	779,821	1,664,343	-
Trade and other liabilities	(1,560,899)	(912,580)	-
Amount due to a related company	(4,951)	(6,689,290)	-
Bank overdraft	-	(929,438)	-
Bank loan	-	(966,747)	-
Lease liabilities	-	(925,042)	-
Income tax payables	-	-	-
Deferred tax liabilities	(38,892)	(1,380,402)	-
Obligation under finance lease	-	(33,329)	-
	270,908	(230,294)	-

(ii)       Net cash flows from disposal of subsidiaries

	2021	2020	2019
	A$	A$	A$

Consideration received, satisfied in cash	-	25,129	-
Cash and cash equivalents of subsidiaries disposed of (included cash at bank and bank overdraft)	32,927	830,377	-
	32,927	855,506	-

(b)       Acquisition of Subsidiaries

During the year 2021, there was no acquisition of any subsidiary companies.